Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	CAD 12,037	CAD 12,611	CAD 12,134
Operating expenses
Labor and fringe benefits	2,119	2,406	2,319
Purchased services and material	1,592	1,729	1,598
Fuel	1,051	1,285	1,846
Depreciation and amortization	1,225	1,158	1,050
Equipment rents	375	373	329
Casualty and other	363	394	368
Total operating expenses	6,725	7,345	7,510
Operating income	5,312	5,266	4,624
Interest expense	(480)	(439)	(371)
Other income	95	47	107
Income before income taxes	4,927	4,874	4,360
Income tax expense	(1,287)	(1,336)	(1,193)
Net income	CAD 3,640	CAD 3,538	CAD 3,167
Earnings per share
Basic (in dollars per share)	CAD 4.69	CAD 4.42	CAD 3.86
Diluted (in dollars per share)	CAD 4.67	CAD 4.39	CAD 3.85
Weighted-average number of shares
Basic (in shares)	776.0	800.7	819.9
Diluted (in shares)	779.2	805.1	823.5